Note E - Premises and Equipment - Premises and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Land	$ 2,641	$ 2,348
Buildings	13,913	13,247
Leasehold improvements	1,267	1,238
Furniture and equipment	5,675	5,085
	23,496	21,918
Less accumulated depreciation	10,215	9,135
Total premises and equipment	$ 13,281	$ 12,783